Income Taxes - Reconciliation of income tax expense at the statutory rate to actual income tax expense (Parentheticals) (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory rate	34.00%	34.00%